10. WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Warrants Tables
WARRANTS
Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2009	15,599,600	$0.32
Warrants exercised	1,733,335	0.13
Balance, December 31, 2010	13,866,265	0.35
Warrants issued	2,547,620	0.19
Balance, December 31, 2011	16,413,885	0.19
Warrants issued	10,231,667	0.10
Warrants forfeited	(3,395,555)	0.23
Balance, December 31, 2012	23,249,997	$0.27

Warrants outstanding

The following table lists the common share warrants outstanding at December 31, 2012.  Each warrant is exchangeable for one common share.

Number Outstanding	Number Vested	Exercise Price	Expiry
1,034,310	1,034,310	$0.11	December 23, 2014*
3,526,400	3,526,400	$0.19	December 23, 2014*
450,000	450,000	$0.125	February 14, 2015*
3,900,000	3,900,000	$0.20	February 14, 2015*
280,000	280,000	$0.44	November 15, 2014*
280,000	280,000	$0.50	November 15, 2014*
500,000	500,000	$2.125	June 13, 2015*
500,000	500,000	$2.25	June 15, 2015*
1,000,000	1,000,000	$0.15	January 6, 2016
625,000	625,000	$0.24	March 16, 2016
714,286	714,286	$0.21	May 17, 2016
208,334	208,334	$0.18	August 12, 2016
2,500,000	2,500,000	$0.10	August 6, 2022
1,250,000		$0.10	August 6, 2017
2,500,000		$0.20	August 6, 2022
2,500,000		$0.30	August 6, 2022
625,000		$0.06	August 20, 2017
416,667		$0.09	September 19, 2017
440,000		$0.09	October 26, 2017
23,249,997	15,518,330	$0.31